Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
22.
SUBSEQUENT EVENTS

Dividends

On February 16, 2023, the Board of Directors has approved a dividend of US$0.58 per ADS (or US$0.145 per ordinary share) for fiscal year 2022, which was paid as of April 11, 2023.